Consolidated Statements of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
CASH FLOWS FROM OPERATING ACTIVITIES		€ (24,155)	€ 5,015	€ 27,706
Profit or loss for the year		13,744	12,183	10,764
Adjustments made to obtain the cash flows from operating activities		28,361	26,948	23,970
Depreciation and amortisation cost		3,294	3,184	2,985
Other adjustments		25,067	23,764	20,985
Net increase/(decrease) in operating assets		117,996	74,982	108,774
Financial assets held-for-trading		62,460	18,332	30,837
Non-trading financial assets mandatorily at fair value through profit or loss		31	286	218
Financial assets at fair value through profit or loss		(1,850)	874	(7,083)
Financial assets at fair value through other comprehensive income		10,225	(4,470)	(22,358)
Financial assets at amortized cost		45,995	60,525	105,618
Other operating assets		1,135	(565)	1,542
Net increase/(decrease) in operating liabilities		57,616	46,080	107,244
Financial liabilities held-for-trading		34,256	5,450	29,533
Financial liabilities designated at fair value through profit or loss		(3,854)	(11)	27,705
Financial liabilities at amortized cost		34,164	40,138	55,595
Other operating liabilities		(6,950)	503	(5,589)
Income tax recovered/(paid)		(5,880)	(5,214)	(5,498)
CASH FLOWS FROM INVESTING ACTIVITIES		(3,712)	(5,366)	(3,898)
Payments		11,355	15,056	11,776
Tangible assets		8,494	11,446	9,066
Intangible assets		2,104	2,197	1,774
Investments		686	139	152
Subsidiaries and other business units		71	1,274	784
Non-current assets held for sale and associated liabilities		0	0	0
Other payments related to investing activities		0	0	0
Proceeds		7,643	9,690	7,878
Tangible assets		5,966	7,074	5,558
Intangible assets		0	0	0
Investments		681	814	533
Subsidiaries and other business units		8	885	734
Non-current assets held for sale and associated liabilities		988	917	1,053
Other proceeds related to investing activities		0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES		(5,510)	(2,058)	(9,964)
Payments		14,045	10,187	10,665
Dividends		3,017	2,261	1,848
Subordinated liabilities		4,096	2,931	2,291
Redemption of own equity instruments		751	0	0
Acquisition of own equity instruments		4,038	3,109	2,050
Other payments related to financing activities		2,143	1,886	4,476
Proceeds		8,535	8,129	701
Subordinated liabilities		7,001	7,007	119
Issuance of own equity instruments		0	0	0
Disposal of own equity instruments		765	825	573
Other proceeds related to financing activities		769	297	9
EFFECT OF FOREIGN EXCHANGE RATE CHANGES		5,243	(322)	(1,460)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	[1]	(28,134)	(2,731)	12,384
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR		220,342	223,073	210,689
CASH AND CASH EQUIVALENTS AT END OF THE YEAR		192,208	220,342	223,073
COMPONENTS OF CASH AND CASH EQUIVALENTS AT END OF THE YEAR
Cash		9,253	8,621	8,929
Cash equivalents at central banks		170,914	199,932	200,830
Other financial assets		12,041	11,789	13,314
Less, bank overdrafts refundable on demand		0	0	0
TOTAL CASH AND CASH EQUIVALENTS AT END OF THE YEAR		192,208	220,342	223,073
Restricted cash		€ 0	€ 0	€ 0

[1]	During 2024, the variation is primarily due to balance sheet management, focusing on liquidity optimization and investment in liquid assets for interest rate risk management, without resulting in any deterioration in the liquidity position, which has remained stable throughout the year (see also Note 54, Liquidity Risk section).